Income Taxes (Schedule Of Income Tax Benefit From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current tax (benefit) expense, Federal
Current tax (benefit) expense, State
Current tax (benefit) expense, Total
Deferred tax (benefit) expense , Federal									5,763	(135)	(26)
Deferred tax (benefit) expense, State									674	(25)	(5)
Deferred tax (benefit) expense, Total				(314)					6,437	(160)	(31)
Total income tax (benefit) expense, Federal									5,763	(135)	(26)
Total income tax (benefit) expense, State									674	(25)	(5)
Total income tax (benefit) expense	$ 6,088	$ 282	$ 381	$ (314)	$ (130)	$ 261	$ 162	$ (453)	$ 6,437	$ (160)	$ (31)